SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting - The accompanying financial statements have been prepared on the accrual basis of accounting.
Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Valuation of Investments	Valuation of Investments - Investments are recorded at fair value on the Statements of Net Assets Available for Benefits. Purchases and sales of securities are recorded on a trade-date basis. The Common/Collective trust funds are valued at net asset value per share (or its equivalent) of the funds, which is based on the fair value of the fund's underlying net assets. There were no unfunded commitments or significant redemption restrictions on the Common/Collective trust funds. The investment in the Company's common stock is valued using the year-end closing price listed by the New York Stock Exchange. Mutual funds are stated at values using quoted market prices for each of the funds. See Note 3, “Fair Value Measurements” for additional disclosures relative to the fair value of the investments held in the Plan.
Participant Notes Receivable	Participant Notes Receivable - Participant notes receivable are recorded at their unpaid principal balances plus any accrued interest. Participant notes receivable are written off when considered uncollectible.
Benefit Payments	Benefit Payments - Distributions to participants are recorded by the Plan when payments are made.
Administrative Expenses	Administrative Expenses - Administrative expenses of the Plan are paid by the Plan, unless otherwise paid by the Company.
Risks and Uncertainties
Risks and Uncertainties - In general, investment securities are exposed to various risks, such as interest rate, credit and overall market volatility risks. Due to the level of risk associated with investment securities, it is reasonably possible that changes in the values of investment securities could occur in the near term, and such changes could materially affect the amounts reported in the financial statements.